Income from operations - Sales and costs by nature (Detail Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from operations [Abstract]
Lease-related fuel, electricity and taxes	€ 38	€ 30	€ 33
Government grants recognized	€ 90	€ 79	€ 58